Fair Value Measurement - Master Trust’s Investments Valued at the Funds’ NAV (Details) - EBP 004 - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value:	$ 16,295,564,630	$ 14,776,360,841
Redemption notice period	30 days
Minimum
EBP, Master Trust [Line Items]
Redemption notice period		30 days
Maximum
EBP, Master Trust [Line Items]
Redemption notice period		45 days
Hedge fund of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	$ 222,861,128	$ 233,631,668
Venture capital and partnership interests
EBP, Master Trust [Line Items]
Investments, at fair value:	3,007,454	4,078,669
Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
Investments, at fair value:	225,868,582	237,710,337
Unfunded commitments	0	0
Fair Value Measured at Net Asset Value Per Share | Hedge fund of funds
EBP, Master Trust [Line Items]
Investments, at fair value:	222,861,128	233,631,668
Unfunded commitments	0	0
Fair Value Measured at Net Asset Value Per Share | Venture capital and partnership interests
EBP, Master Trust [Line Items]
Investments, at fair value:	3,007,454	4,078,669
Unfunded commitments	$ 0	$ 0